UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07409

Investment Company Act File Number

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, MA 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	934,567	$65,064,555
General Dynamics Corp.	261,079	17,262,543
Honeywell International, Inc.	289,247	17,282,508
Huntington Ingalls Industries, Inc.(1)	2,546	107,059
Lockheed Martin Corp.	16,042	1,498,002
Northrop Grumman Corp.	15,277	1,014,851
Precision Castparts Corp.	4,749	775,702
Raytheon Co.	53,403	3,052,515
Rockwell Collins, Inc.	157,787	8,463,695
Textron, Inc.	33,277	870,859
United Technologies Corp.	2,061,130	161,365,868

		$276,758,157

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	2,207	$129,220
FedEx Corp.	262,219	22,188,972
United Parcel Service, Inc., Class B	383,848	27,472,001

		$49,790,193

Auto Components — 0.2%
Johnson Controls, Inc.	742,849	$20,354,063

		$20,354,063

Automobiles — 0.0%(2)
Daimler AG	17,284	$841,593
Harley-Davidson, Inc.	800	33,896

		$875,489

Beverages — 4.6%
Beam, Inc.	88,199	$5,074,971
Coca-Cola Co. (The)	5,169,845	196,092,221
Coca-Cola Enterprises, Inc.	31,501	985,036
Molson Coors Brewing Co., Class B	186,000	8,379,300
PepsiCo, Inc.	2,489,773	176,201,235

		$386,732,763

Biotechnology — 2.1%
Amgen, Inc.	1,896,674	$159,927,551
Biogen Idec, Inc.(1)	3,543	528,722
Gilead Sciences, Inc.(1)	238,742	15,835,757

		$176,292,030

Building Products — 0.0%(2)
Fortune Brands Home & Security, Inc.(1)	11,600	$313,316

		$313,316

Capital Markets — 3.7%

Security	Shares	Value
Ameriprise Financial, Inc.	188,042	$10,660,101

Security	Shares	Value
Bank of New York Mellon Corp. (The)	612,634	$13,857,781
Charles Schwab Corp. (The)	684,916	8,760,075
E*TRADE Financial Corp.(1)	4,593	40,464
Franklin Resources, Inc.	539,468	67,471,263
Goldman Sachs Group, Inc. (The)	520,182	59,134,290
Legg Mason, Inc.	96,941	2,392,504
Morgan Stanley	2,568,195	42,991,584
Northern Trust Corp.	709,098	32,912,784
State Street Corp.	758,778	31,838,325
T. Rowe Price Group, Inc.	492,243	31,158,982
UBS AG	29,488	359,164
Waddell & Reed Financial, Inc., Class A	273,635	8,967,019

		$310,544,336

Chemicals — 1.7%
Air Products and Chemicals, Inc.	7,660	$633,482
Ashland, Inc.	30,391	2,175,996
Dow Chemical Co. (The)	151,601	4,390,365
E.I. du Pont de Nemours & Co.	926,018	46,550,925
Ecolab, Inc.	445,515	28,873,827
Monsanto Co.	492,901	44,863,849
PPG Industries, Inc.	109,400	12,563,496

		$140,051,940

Commercial Banks — 3.2%
Bank of Montreal	26,370	$1,556,885
BB&T Corp.	861,487	28,566,909
Comerica, Inc.	126,791	3,936,861
Fifth Third Bancorp	978,637	15,178,660
HSBC Holdings PLC	220,592	2,051,429
HSBC Holdings PLC ADR	424	19,699
KeyCorp	111,353	973,225
M&T Bank Corp.	17,293	1,645,602
PNC Financial Services Group, Inc.	108,676	6,857,456
Regions Financial Corp.	216,147	1,558,420
Royal Bank of Canada	148,562	8,528,944
Societe Generale(1)	478,448	13,558,218
SunTrust Banks, Inc.	269,585	7,621,168
Synovus Financial Corp.	10,960	25,975
Toronto-Dominion Bank (The)	14,822	1,235,265
U.S. Bancorp	2,475,823	84,920,729
Wells Fargo & Co.	2,598,675	89,732,248
Zions Bancorporation	38,805	801,517

		$268,769,210

Commercial Services & Supplies — 0.1%
Cintas Corp.	52,914	$2,193,285
Pitney Bowes, Inc.	15,870	219,324
Tyco International, Ltd.	22,764	1,280,703
Waste Management, Inc.	108,716	3,487,609

		$7,180,921

Communications Equipment — 2.7%
Cisco Systems, Inc.	1,296,399	$24,748,257

Security	Shares	Value
Juniper Networks, Inc.(1)	109,780	$1,878,336
Nokia Oyj ADR	192	493
QUALCOMM, Inc.	3,226,865	201,646,794

		$228,273,880

Computers & Peripherals — 4.8%
Apple, Inc.	403,206	$269,043,236
Dell, Inc.	3,911,409	38,566,493
EMC Corp.(1)	2,797,592	76,290,334
Hewlett-Packard Co.	59,558	1,016,059
Lexmark International, Inc., Class A	9,624	214,134
NetApp, Inc.(1)	414,967	13,644,115

		$398,774,371

Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$1,045,425

		$1,045,425

Consumer Finance — 1.0%
American Express Co.	835,556	$47,509,714
Capital One Financial Corp.	98,837	5,634,697
Discover Financial Services	830,375	32,990,799
SLM Corp.	10,200	160,344

		$86,295,554

Distributors — 0.1%
Genuine Parts Co.	188,424	$11,499,517

		$11,499,517

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	22,181	$384,397

		$384,397

Diversified Financial Services — 2.1%
Bank of America Corp.	1,582,505	$13,973,519
CBOE Holdings, Inc.	40,000	1,176,800
Citigroup, Inc.	793,462	25,962,077
CME Group, Inc.	48,185	2,761,001
ING Groep NV ADR(1)	191,170	1,508,331
IntercontinentalExchange, Inc.(1)	13,162	1,755,942
JPMorgan Chase & Co.	3,089,717	125,071,744
Moody’s Corp.	179,602	7,933,020

		$180,142,434

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	322,391	$12,154,141
CenturyLink, Inc.	4,871	196,788
Deutsche Telekom AG ADR	50,092	617,634
Frontier Communications Corp.	33,255	162,950
Verizon Communications, Inc.	370,622	16,889,245
Windstream Corp.	70,866	716,455

		$30,737,213

Electric Utilities — 0.1%
Duke Energy Corp.	15,780	$1,022,544
Exelon Corp.	9,202	327,407
Southern Co. (The)	68,451	3,154,907

		$4,504,858

Security	Shares	Value
Electrical Equipment — 1.2%
Emerson Electric Co.	2,003,344	$96,701,415
Rockwell Automation, Inc.	110,000	7,650,500

		$104,351,915

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$32,461,051
TE Connectivity, Ltd.	687	23,365

		$32,484,416

Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	93,118	$4,211,727
Halliburton Co.	846,351	28,513,565
Schlumberger, Ltd.	1,161,418	84,005,364
Transocean, Ltd.	72,479	3,253,583

		$119,984,239

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	873,262	$87,435,358
CVS Caremark Corp.	1,298,199	62,858,796
Kroger Co. (The)	35,843	843,744
Sysco Corp.	419,744	13,125,395
Wal-Mart Stores, Inc.	1,887,654	139,308,865
Walgreen Co.	139,366	5,078,497

		$308,650,655

Food Products — 2.8%
Archer-Daniels-Midland Co.	890,533	$24,204,687
Campbell Soup Co.	36,170	1,259,439
D.E Master Blenders 1753 NV(1)	920,510	11,100,155
General Mills, Inc.	38,796	1,546,021
Hershey Co. (The)	497,944	35,299,250
Kraft Foods, Inc., Class A	172,373	7,127,624
McCormick & Co., Inc.	10,600	657,624
Nestle SA	2,464,008	155,472,358
Unilever NV - NY Shares	4,636	164,485

		$236,831,643

Health Care Equipment & Supplies — 0.8%
Bard (C.R.), Inc.	25,000	$2,616,250
Baxter International, Inc.	208,351	12,555,231
Becton, Dickinson and Co.	63,708	5,004,900
Boston Scientific Corp.(1)	36,529	209,676
CareFusion Corp.(1)	70,668	2,006,265
Covidien PLC	187,023	11,112,907
Intuitive Surgical, Inc.(1)	14,000	6,938,820
Medtronic, Inc.	369,372	15,927,321
St. Jude Medical, Inc.	66,365	2,795,957
Stryker Corp.	131,368	7,311,943
Zimmer Holdings, Inc.	56,276	3,805,383

		$70,284,653

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	473,884	$18,344,050
Cardinal Health, Inc.	186,462	7,266,424

Security	Shares	Value
Cigna Corp.	56,667	$2,672,982
Express Scripts Holding Co.(1)	367,509	23,031,789
Henry Schein, Inc.(1)	52,202	4,138,053
McKesson Corp.	2,384	205,095
PharMerica Corp.(1)	7,250	91,785
UnitedHealth Group, Inc.	83,696	4,637,595
WellPoint, Inc.	53,673	3,113,571

		$63,501,344

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	533,768	$19,450,506
International Game Technology	459,500	6,014,855
Interval Leisure Group, Inc.	5,349	101,256
Marriott International, Inc., Class A	401,410	15,695,131
Marriott Vacations Worldwide Corp.(1)	2,597	93,544
McDonald’s Corp.	741,937	68,072,720
Starbucks Corp.	2,360,488	119,794,766
Yum! Brands, Inc.	210,518	13,965,764

		$243,188,542

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,607,458

		$8,607,458

Household Products — 1.7%
Clorox Co. (The)	7,570	$545,418
Colgate-Palmolive Co.	586,888	62,926,131
Kimberly-Clark Corp.	246,401	21,136,278
Procter & Gamble Co.	852,363	59,119,898

		$143,727,725

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	1,730	$18,978

		$18,978

Industrial Conglomerates — 2.4%
3M Co.	798,795	$73,824,634
Danaher Corp.	40,516	2,234,457
General Electric Co.	5,355,456	121,622,406

		$197,681,497

Insurance — 2.6%
Aegon NV ADR	5,088,862	$26,512,971
Aflac, Inc.	103,199	4,941,168
Allstate Corp. (The)	964	38,184
Aon PLC	25,900	1,354,311
Berkshire Hathaway, Inc., Class A(1)	494	65,553,800
Berkshire Hathaway, Inc., Class B(1)	935,500	82,511,100
Chubb Corp.	23,930	1,825,381
Cincinnati Financial Corp.	135,528	5,135,156
Hartford Financial Services Group, Inc.	10,762	209,213
Manulife Financial Corp.	64,686	778,820
Progressive Corp.	1,151,311	23,878,190
Torchmark Corp.	63,843	3,278,338
Travelers Companies, Inc. (The)	76,466	5,219,569

		$221,236,201

Security	Shares	Value
Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	211,982	$53,911,262

		$53,911,262

Internet Software & Services — 3.0%
Akamai Technologies, Inc.(1)	200,000	$7,652,000
AOL, Inc.(1)	5,317	187,318
eBay, Inc.(1)	1,260,217	61,007,105
Facebook, Inc., Class A(1)	1,003,000	21,714,950
Google, Inc., Class A(1)	212,261	160,150,924
IAC/InterActiveCorp	13,368	695,938
VeriSign, Inc.(1)	14,758	718,567

		$252,126,802

IT Services — 5.2%
Accenture PLC, Class A	2,738,000	$191,742,140
Automatic Data Processing, Inc.	603,998	35,430,523
Broadridge Financial Solutions, Inc.	1,652	38,541
Fidelity National Information Services, Inc.	63,590	1,985,280
Fiserv, Inc.(1)	32,372	2,396,499
International Business Machines Corp.	860,182	178,444,756
Paychex, Inc.	755,605	25,154,090
Total System Services, Inc.	32,405	767,999
Western Union Co.	54,638	995,504

		$436,955,332

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$800,606

		$800,606

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	445,580	$17,132,551
Thermo Fisher Scientific, Inc.	18,700	1,100,121

		$18,232,672

Machinery — 3.8%
Caterpillar, Inc.	104,255	$8,970,100
Deere & Co.	2,623,301	216,396,099
Dover Corp.	362,793	21,582,556
Illinois Tool Works, Inc.	1,168,140	69,469,286
Parker Hannifin Corp.	7,953	664,712
WABCO Holdings, Inc.(1)	1,156	66,666

		$317,149,419

Media — 4.1%
CBS Corp., Class B	68,701	$2,495,907
Comcast Corp., Class A	199,107	7,122,058
Comcast Corp., Special Class A	1,434,304	49,913,779
DIRECTV(1)	17,242	904,515
Discovery Communications, Inc., Class A(1)	6,723	400,893
Discovery Communications, Inc., Class C(1)	6,732	377,261
Gannett Co., Inc.	3,563	63,243
McGraw-Hill Cos., Inc. (The)	86,290	4,710,571
News Corp., Class A	97	2,380

Security	Shares	Value
Omnicom Group, Inc.	112,077	$5,778,690
Time Warner Cable, Inc.	12,203	1,160,017
Time Warner, Inc.	364,701	16,531,896
Viacom, Inc., Class B	48,938	2,622,588
Walt Disney Co. (The)	4,817,760	251,872,493

		$343,956,291

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$466,926
Freeport-McMoRan Copper & Gold, Inc.	450,000	17,811,000
Nucor Corp.	230,000	8,799,800

		$27,077,726

Multiline Retail — 0.2%
JC Penney Co., Inc.	125,000	$3,036,250
Target Corp.	260,149	16,511,657

		$19,547,907

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp.	922,342	$64,490,153
Apache Corp.	1,587,043	137,231,608
BP PLC ADR	184,061	7,796,824
Chevron Corp.	603,257	70,315,636
ConocoPhillips	270,648	15,475,653
Devon Energy Corp.	568,677	34,404,958
Exxon Mobil Corp.	2,166,941	198,166,754
Hess Corp.	39,579	2,126,184
Marathon Oil Corp.	171,639	5,075,365
Marathon Petroleum Corp.	85,819	4,684,859
Murphy Oil Corp.	78,679	4,224,276
Phillips 66	141,746	6,572,762
Royal Dutch Shell PLC ADR, Class A	70,332	4,881,744
Royal Dutch Shell PLC ADR, Class B	9,594	684,052
Spectra Energy Corp.	8,313	244,070
Williams Cos., Inc.	2,000	69,940
WPX Energy, Inc.(1)	666	11,049

		$556,455,887

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,605,130

		$1,605,130

Pharmaceuticals — 8.9%
Abbott Laboratories	1,956,014	$134,104,320
Allergan, Inc.	288,962	26,463,140
Bristol-Myers Squibb Co.	1,489,840	50,282,100
Eli Lilly & Co.	1,015,934	48,165,431
GlaxoSmithKline PLC ADR	455,612	21,067,499
Johnson & Johnson	2,313,592	159,429,625
Merck & Co., Inc.	1,119,456	50,487,465
Novo Nordisk A/S ADR	249,848	39,428,513
Pfizer, Inc.	5,820,746	144,645,538
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	69,232,799
Watson Pharmaceuticals, Inc.(1)	20,000	1,703,200

		$745,009,630

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	1,223	$31,969

		$31,969

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,539,337
Union Pacific Corp.	132,257	15,698,906

		$17,238,243

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	560,289	$21,957,726
Applied Materials, Inc.	1,065,614	11,897,580
Broadcom Corp., Class A	897,422	31,032,853
Cypress Semiconductor Corp.(1)	52,742	565,394
Intel Corp.	8,495,583	192,679,823
Linear Technology Corp.	18,494	589,034
Maxim Integrated Products, Inc.	223,099	5,938,895
NVIDIA Corp.(1)	284,500	3,795,230
Texas Instruments, Inc.	897,287	24,720,257
Xilinx, Inc.	50,186	1,676,714

		$294,853,506

Software — 3.9%
Activision Blizzard, Inc.	846,350	$9,546,828
Adobe Systems, Inc.(1)	409,776	13,301,329
CA, Inc.	7,339	189,089
Citrix Systems, Inc.(1)	10,439	799,314
Microsoft Corp.	3,196,511	95,192,098
Oracle Corp.	6,646,568	209,300,426
Symantec Corp.(1)	163,117	2,936,106

		$331,265,190

Specialty Retail — 3.9%
Best Buy Co., Inc.	133,011	$2,286,459
Gap, Inc. (The)	89,138	3,189,358
Home Depot, Inc. (The)	2,344,439	141,533,782
Limited Brands, Inc.	41,877	2,062,861
Lowe’s Companies, Inc.	655,831	19,832,329
Staples, Inc.	159,965	1,842,797
TJX Companies, Inc. (The)	3,402,810	152,411,860

		$323,159,446

Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc.	142,800	$7,999,656
Hanesbrands, Inc.(1)	198,059	6,314,121
NIKE, Inc., Class B	1,912,429	181,508,636
VF Corp.	12,000	1,912,320

		$197,734,733

Tobacco — 0.3%
Altria Group, Inc.	112,926	$3,770,599
Philip Morris International, Inc.	206,635	18,584,752

		$22,355,351

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,551,840

Security	Shares	Value
Sprint Nextel Corp.(1)	135,160	$746,083
Vodafone Group PLC ADR	179,476	5,114,169

		$7,412,092

Total Common Stocks (identified cost $5,335,003,081)		$8,296,748,527

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$11,733

Total Rights (identified cost $16,440)		$11,733

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$95,777	$95,776,587

Total Short-Term Investments (identified cost $95,776,587)		$95,776,587

Total Investments — 99.9% (identified cost $5,430,801,037)		$8,392,536,847

Other Assets, Less Liabilities — 0.1%		$11,938,543

Net Assets — 100.0%		$8,404,475,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $49,593.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,850,752,881

Gross unrealized appreciation	$6,543,441,088
Gross unrealized depreciation	(1,657,122)

Net unrealized appreciation	$6,541,783,966

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,224,019,710	$—		$—	$1,224,019,710
Consumer Staples	933,330,753	166,572,513		—	1,099,903,266
Energy	676,440,126	—		—	676,440,126
Financials	1,051,410,058	15,609,647		—	1,067,019,705
Health Care	1,073,320,330	—		—	1,073,320,330
Industrials	970,463,661	—		—	970,463,661
Information Technology	1,974,733,498	—		—	1,974,733,498
Materials	168,175,090	—		—	168,175,090
Telecommunication Services	38,149,305	—		—	38,149,305
Utilities	4,523,836	—		—	4,523,836
Total Common Stocks	$8,114,566,367	$182,182,160	*	$—	$8,296,748,527
Preferred Stocks	$—	$—		$0	$0
Rights	11,733	—		—	11,733
Short-Term Investments	—	95,776,587		—	95,776,587
Total Investments	$8,114,578,100	$277,958,747		$0	$8,392,536,847

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended September 30, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and September 30, 2012 were valued at $0. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012